Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right Of Use Assets
Cost, Beginning balance	$ 366,421
Cost, Additions during the year
Cost, Write-off during the year	(366,421)
Cost, Effects of currency translation
Cost, Ending balance
Accumulated depreciation, Beginning balance	102,257
Accumulated depreciation, Depreciation during the year	102,890
Accumulated depreciation, Write-off during the year	(205,147)
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value		$ 264,164